CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF INCOME
Net revenue	$ 809,844	$ 647,040	$ 508,685
Cost of revenue	221,138	178,718	150,456
Gross profit	588,706	468,322	358,229
Selling, general and administrative	469,936	352,722	283,911
Operating income	118,770	115,600	74,318
Financial income, net	(16,935)	(12,306)	(4,283)
Income before taxes on income	135,705	127,906	78,601
Taxes on income	24,960	26,415	20,067
Net income	$ 110,745	$ 101,491	$ 58,534
Basic Earnings per share attributable to Class A and Class B Ordinary and Redeemable A shareholders (in dollars per share)	$ 1.95	$ 1.77	$ 1.06
Diluted Earnings per share attributable to Class A and Class B Ordinary and Redeemable A shareholders (in dollars per share)	$ 1.8	$ 1.64	$ 1